COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Year ended March 31:
2017	¥ 11,515,853
2018	13,312,011
2019	10,410,049
2020	10,925,938
2021	1,409,891
Total	47,573,742
Rental expense for operating leases	¥ 12,803,338	¥ 14,096,009	¥ 7,848,918
Minimum
Lease commitments
Operating lease term	2 years
Maximum
Lease commitments
Operating lease term	6 years
Year ended March 31:
Operating lease term which were not renewed	1 month